Carrying Value of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Cost	$ 99,504	$ 66,300
Accumulated Impairment	(30,808)	(30,808)
Foreign Currency Adjustment	(36)	(25)
Net Carrying Amount	$ 68,660	$ 35,467